Senior Subordinated Secured Notes and Secured Indebtedness (Condensed Consolidating Statement of Cash Flows) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended																																																						7 Months Ended				2 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Real Estate Inventories-Owned [Member]	Dec. 31, 2010 Real Estate Inventories-Owned [Member]	Dec. 31, 2009 Real Estate Inventories-Owned [Member]	Dec. 31, 2011 Real Estate Inventories-Not Owned [Member]	Dec. 31, 2010 Real Estate Inventories-Not Owned [Member]	Dec. 31, 2009 Real Estate Inventories-Not Owned [Member]	Dec. 31, 2011 Delaware Lyon [Member]	Dec. 31, 2010 Delaware Lyon [Member]	Dec. 31, 2009 Delaware Lyon [Member]	Dec. 31, 2011 Delaware Lyon [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2010 Delaware Lyon [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2009 Delaware Lyon [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2011 Delaware Lyon [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2010 Delaware Lyon [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2009 Delaware Lyon [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2011 California Lyon [Member]	Dec. 31, 2010 California Lyon [Member]	Dec. 31, 2009 California Lyon [Member]	Dec. 31, 2011 California Lyon [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2010 California Lyon [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2009 California Lyon [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2011 California Lyon [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2010 California Lyon [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2009 California Lyon [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member]	Dec. 31, 2009 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2009 Guarantor Subsidiaries [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2009 Guarantor Subsidiaries [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2011 Eliminating Entries [Member]	Dec. 31, 2010 Eliminating Entries [Member]	Dec. 31, 2009 Eliminating Entries [Member]	Dec. 31, 2011 Eliminating Entries [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2010 Eliminating Entries [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2009 Eliminating Entries [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2011 Eliminating Entries [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2010 Eliminating Entries [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2009 Eliminating Entries [Member] Real Estate Inventories-Not Owned [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member] California Lyon [Member]	Sep. 30, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Feb. 24, 2012 Predecessor [Member] California Lyon [Member]	Sep. 30, 2011 Predecessor [Member] California Lyon [Member]	Feb. 24, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]
Operating activities
Net (loss) income	$ (192,898)	$ (135,455)	$ (20,953)							$ (193,330)	$ (136,786)	$ (20,525)							$ (193,199)	$ (136,563)	$ (19,204)							$ (60)	$ (1,316)	$ (6,592)							$ (59,227)	$ 1,383	$ (348)							$ 252,918	$ 137,827	$ 25,716							$ (5,573)	$ (7,565)	$ 2,457	$ 8,155	$ 228,497	$ (61,972)	$ 228,408	$ (61,906)	$ 154	$ (391)	$ 11,471	$ (1,575)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	3,875	3,718	3,213																3,827	3,626	2,266							48	92	947																									5,640	5,627	13		586	216	583	178	3	38
Impairment loss on real estate assets	128,314	111,860	45,269																70,742	111,860	45,269																57,572																							24,896		24,896
Reorganization items:
Cancellation of debt																																																											(298,831)		(298,831)
Equity in income of unconsolidated joint ventures	(3,605)	(916)	420																(3,605)	(916)	420																																							(3,605)		(3,605)
Gain on extinguishment of debt		(5,572)	(78,144)																	(5,572)	(78,144)																																		(975)			(975)
Plan implementation and fresh start adjustments																																																											49,302		62,553				(13,251)
Write off of deferred loan costs																																																											8,258		8,258
Equity in loss of subsidiaries										193,330	136,786	20,525							59,588	1,053	4,780								(12)	411																(252,918)	(137,827)	(25,716)								(8,620)					(11,536)	1,900
Net changes in operating assets and liabilities:
Restricted cash	(211)	3,711	727																(211)	3,711	727																																		(35)	(35)				139		139
Receivables	4,767	(2,205)	19,879																5,137	(2,435)	482							6	4	13,483							(376)	226	5,914																(1,514)	(1,176)	4	(342)	941	(53)	922	355	8	5	11	(413)
Other assets	(4,422)	15,898	(7,658)																(4,417)	15,837	(8,680)							(3)	61	1,022							(2)																		616	588	28		206	(3,922)	203	(3,913)	3	(7)		(2)
Real estate inventories				18,151	(66,317)	130,436																184,422	(63,655)	121,941																(166,271)	(2,662)	8,495
Accounts payable	(1,522)	(4,142)	(5,285)																(2,225)	(2,693)	(164)							11	(15)	(252)							692	(1,434)	(4,869)																1,487	2,362	37	(912)	4,618	2,808	4,144	2,254	14	31	460	523
Accrued expenses	7,807	(3,572)	(17,693)																6,688	(3,379)	(16,811)							2	(181)	(863)							1,117	(12)	(19)																6,526	6,871	7	(352)	(3,851)	(2,069)	(3,418)	(2,371)	(1)	25	(432)	277
Liability from real estate inventories not owned																																																							(1,250)	(1,250)			(1,250)		(1,250)
Net cash (used in) provided by operating activities	(38,651)	24,119	12,927																127,757	27,863	(7,411)							87	(1,245)	11,165							(166,495)	(2,499)	9,173																55,989	(14,494)	2,546	67,937	(17,321)	(38,980)	(13,638)	(37,491)	181	(299)	(3,864)	(1,190)
Investing activities
Investment in and advances to unconsolidated joint ventures		(194)	(194)																	(194)	(194)																																							1,435		1,435
Purchases of property and equipment	(128)	(64)	(23)																725	101	94							(131)	(165)	(117)							(722)																		(53)	(24)	(13)	(16)		(80)	(419)	627	(3)	(38)	422	(669)
Investments in subsidiaries																			29,412	(361)	(1,081)								12	(411)																(29,412)	349	1,492								(3,837)					183	29,075
Net cash (used in) provided by investing activities	1,307	3,925	2,686																31,572	3,729	(341)							(131)	(153)	1,535							(722)									(29,412)	349	1,492							(53)	(3,861)	(13)	(16)		1,355	(236)	31,137	(3)	(38)	422	(669)
Financing activities
Principal payments on notes payable	(11,532)	(52,797)	(187,718)																(82,531)	(52,797)	(170,097)									(17,621)							70,999																		(62,557)	(4,157)		(58,400)	(616)	(10,105)	(116)	(26,604)			(500)	16,499
Proceeds from reorganization																																																											30,971		30,971
Payment of preferred stock dividends																																																							(1,114)	(1,114)
Proceeds from issuance of preferred stock																																																											50,000		50,000
Proceeds from debtor in possession financing																																																											5,000		5,000
Principal payment of debtor in possession financing																																																											(5,000)		(5,000)
Payment for deferred loan costs																																																											(2,491)	2,689	(2,491)	2,689
Noncontrolling interest (distributions) contributions, net																																																							1,648			1,648	(72)	(1,387)					(72)	(1,387)
Advances to affiliates																												(3)	(19)	(102)							(29,341)	(744)	(3,779)							29,344	763	3,881									1	(3,306)						(3)	(4)	(40,905)
Intercompany receivables/payables																			(131,964)	(362)	14,783							(37)	1,437	(9,116)							131,933	37	(294)							68	(1,112)	(5,373)								19,087	(2,530)	(9,415)			(2,665)	(15,984)	(173)	296	2,659	27,521
Net cash (used in) provided by financing activities	(13,881)	(74,345)	34,957																(214,495)	(77,340)	63,714							(40)	1,418	(15,487)							171,242	1,926	(11,778)							29,412	(349)	(1,492)							(62,023)	13,816	(2,529)	(69,473)	77,792	(8,803)	75,699	(39,899)	(173)	293	2,083	1,728
Net (decrease) increase in cash and cash equivalents	(51,225)	(46,301)	50,570																(55,166)	(45,748)	55,962							(84)	20	(2,787)							4,025	(573)	(2,605)																(6,087)	(4,539)	4	(1,552)	60,471	(46,428)	61,825	(46,253)	5	(44)	(1,359)	(131)
Cash and cash equivalents -beginning of period	71,286	117,587	67,017																69,499	115,247	59,285							131	111	2,898							1,656	2,229	4,834																80,532	76,158	52	4,322	20,061	71,286	14,333	69,499	47	131	5,681	1,656
Cash and cash equivalents - end of period	$ 20,061	$ 71,286	$ 117,587																$ 14,333	$ 69,499	$ 115,247							$ 47	$ 131	$ 111							$ 5,681	$ 1,656	$ 2,229																$ 74,445	$ 71,619	$ 56	$ 2,770	$ 80,532	$ 24,858	$ 76,158	$ 23,246	$ 52	$ 87	$ 4,322	$ 1,525